Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Maturity Analysis of Operating Lease Payments

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Minimum lease payments
Amounts due for settlement within 12 months (shown under current liabilities)	17,818	14,550
Amounts due for settlement after 12 months and not later than 5 years	20,644	21,361

	38,462	35,911